Stradley Ronon Stevens & Young, LLP

2005 Market Street

Suite 2600

Philadelphia, PA 19103-7018

Telephone  215.564.8000

Fax  215.564.8120

www.stradley.com

Michael P. O’Hare

mohare@stradley.com

215.564.8198

October 1, 2012

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Jacob Funds Inc.
File Nos. 333-82865 and 811-09447

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 19, Amendment No. 22 (the “Amendment”) to the Registration Statement on Form N-1A of Jacob Funds Inc. (the “Registrant”).  The Registrant is filing the Amendment for the purposes of (i) responding to comments conveyed by the SEC Staff; and (ii) updating and/or completing certain other information contained in the prospectus and the statement of additional information.  The Amendment relates to the prospectus and statement of additional information for each series of the Registrant.

The Jacob Micro Cap Growth Fund is being formed to serve as the successor fund to the Jacob Micro Cap Growth Fund (formerly PineBridge US Micro Cap Growth Fund) series of Jacob Funds II (formerly PineBridge Mutual Funds) following a proposed reorganization of the Jacob Micro Cap Growth Fund series of Jacobs Funds II into the Jacob Micro Cap Growth Fund series of the Registrant. The Jacob Small Cap Growth Fund is serving as the successor fund to the Jacob Small Cap Growth Fund II (formerly PineBridge US Small Cap Growth Fund) series of Jacob Funds II following a proposed reorganization of the Jacob Small Cap Growth Fund II into the Jacob Small Cap Growth Fund.  On August 30, 2012, the Registrant filed a Registration Statement on Form N-14 (effective October 1, 2012) to register the shares of the relevant series that will be issued in the reorganizations.

As discussed with the Staff, immediately following this Amendment we plan to file correspondence requesting that the Staff accelerate the effectiveness of this Amendment so that the Registrant can attach an effective prospectus for each series of the Registrant to the combined N-14 proxy statement/prospectus when seeking shareholder approval of the proposed fund reorganizations.  Such an accelerated timing approach would be consistent with the desire of the Boards and advisers of the affected funds to accomplish the reorganizations as quickly as possible in the best interests of fund shareholders.

Questions and comments concerning this filing may be directed to the undersigned at (215) 564-8198 or, in my absence, to David F. Roeber, Esq. at (215) 564-8179.

Very truly yours,

/s/_Michael P. O’Hare_____
Michael P. O’Hare

cc:           Ryan Jacob
Frank Alexander